Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2016
Other Commitments [Abstract]
Commercial Aerospace Industry Assets and Commitments [Table Text Block]
The following is the expected maturity of commercial aerospace industry assets and commitments as of December 31, 2016:

(dollars in millions)	Committed	2017	2018	2019	2020	2021	Thereafter
Notes and leases receivable	$497	$51	$24	$47	$79	$32	$264
Commercial aerospace financing commitments	$2,358	$435	$521	$416	$354	$287	$345
Other commercial aerospace commitments	12,063	860	973	738	706	730	8,056
Collaboration partners' share	(4,608)	(386)	(479)	(322)	(271)	(250)	(2,900)
Total commercial commitments	$9,813	$909	$1,015	$832	$789	$767	$5,501